Consolidated Statements Of Operations And Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenue		$ 1,902,137	$ 1,457,592	$ 1,195,617
Cost of sales		1,615,164	1,310,561	963,636
Gross profit		286,973	147,031	231,981
Selling, general and administrative expenses		96,869	66,948	60,442
Research and development		21,619	14,176	13,008
Operating income		168,485	65,907	158,531
Interest and other (income) expense, net		(598)	799	502
Income before income taxes		169,083	65,108	158,029
Provision for income taxes		47,750	14,195	33,681
Net income and comprehensive income		121,333	50,913	124,348
Less: Net income attributable to Nextracker LLC prior to the reorganization transactions		117,744	50,913	124,348
Less: Net income attributable to redeemable non-controlling interests		2,446	0	0
Net income attributable to Nextracker Inc		$ 1,143	$ 0	$ 0
Earnings Per Share Reconciliation [Abstract]
Earnings Per Share, Basic	[1]	$ 0.02
Earnings Per Share, Diluted	[1]	$ 0.02
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted Average Number of Shares Outstanding, Basic	[1]	45,886,065
Weighted Average Number of Shares Outstanding, Diluted	[1]	145,851,637

[1]	Basic and diluted income per share is applicable only for the period February 9, 2023 through March 31, 2023, which is the period following the initial public offering (“IPO”) and the related Transactions. See Note 8 for the calculation of shares used in the computation of earnings per share and the basis for the computation of earnings per share.